RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
17.	RELATED PARTY TRANSACTIONS
During the years ended December 31, 2025, 2024 and 2023, the Company entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2025	2024	2023

Transactions with affiliated companies

Melco Resorts and its subsidiaries	Revenues (services provided by the Company):
	Revenue from casino contract	$305,946	$259,842	$155,527
	Rooms and food and beverage (1)	152,052	154,233	111,438
	Services fee (2)	68,265	59,529	40,473
	Entertainment (1)	13,860	25,703	39,715

	Costs and expenses (services provided to the Company):
	Staff costs recharges (3)	129,737	116,491	89,713
	Corporate services (4)	44,948	41,460	34,640
	Other services	23,062	21,839	20,936
	Staff costs for construction and renovation work capitalized	3,538	4,618	4,674
	Purchases of goods and services	282	315	567

	Sale and purchase of assets:
	Sale of property and equipment	7,548	9,509	914
	Transfer-in of other long-term assets	30,728	31,193	5,527
	Purchase of property and equipment	—	204	8

Irad Imaging and Diagnostic Medical Center Ltd. (“iRad”) (5)	Revenues (services provided by the Company):
	Mall and sales-type lease income	358	—	—

(1)
These revenues
 primarily represented the rooms, food and beverage and entertainment services provided to Studio City Casino’s gaming patrons and charged to MRM and to other of Melco Resorts’ subsidiaries.

(2)
Services
provided by the Company to Melco Resorts and its subsidiaries mainly include, but are not limited to, certain shared administrative services and shuttle bus transportation services provided to Studio City Casino.

(3)
Staff costs
are recharged by Melco Resorts and its subsidiaries for staff who are solely dedicated to Studio City to carry out activities, including food and beverage management, retail management, hotel management, entertainment projects, mall development and sales and marketing activities and staff costs for certain shared administrative services.

(4)
Corporate
services are provided to the Company by Melco Resorts and its subsidiaries. These services include, but are not limited to, general corporate services and senior executive management services for operational purposes.

(5)
The Company
entered into an operating agreement (the “Studio City Operating Agreement”) with iRad, an affiliated company of Mr. Lawrence Yau Lung Ho (“Mr. Ho”), a director of SCIH, to grant iRad the right to operate a private hospital focused on imaging and diagnostic medical services at Studio City and to utilize certain medical equipment for the operation of iRad at Studio City (the “Equipment”), for an initial period commencing from October 1, 2025 and ending on November 30, 2034, with an option to renew for two further periods of five years each by mutual agreement. As of December 31, 2025, a security deposit of MOP15,652 (equivalent to $1,953)
received
from iRad pursuant to the Studio City Operating Agreement, of which MOP3,679 (equivalent to $459)
was included in accrued expenses and other current liabilities and
MOP11,973 (equivalent to $1,494) was
 included in other long-term liabilities in the accompanying consolidated balance sheets.

Other Related Party Transactions
During the year ended December 31, 2024, an aggregate principal amount of $30,000 of the 2025 SCF Senior Notes held by Mr. Ho was purchased by SCF for a consideration of $30,000. As of
December 31, 2025 and 2024, Mr. Ho’s controlled entity held an aggregate principal amount of $30,000 of SCF Senior Notes in each of those years. As of December 31, 2025 and 2024, an independent director of SCIH held an aggregate principal amount of $600 of SCC Senior
Secured
Notes in each of those years.
During the years ended December 31, 2025, 2024 and 2023, total interest expense of $1,500, $2,508 and $3,300 in relation to the SCF Senior Notes, were paid or payable to Mr. Ho and his controlled entity, respectively. During the years ended December 31, 2025, 2024 and 2023, total interest expense of $44, $44 and $30 in relation to the SCC Senior
Secured
Notes, was paid or payable to the independent director of SCIH, respectively.

(a)	Receivables from Affiliated Companies
The outstanding balances mainly arising from operating income or prepayment of operating expenses as of December 31, 2025 and 2024 are unsecured, non-interest
bearing and repayable on demand with details as follows:

	December 31,
	2025	2024
Melco Resorts’ subsidiarie s	$285	$309
iRa d	450	—

	$735	$309

(b)	Payables to Affiliated Companies
The outstanding balances as of December 31, 2025 and 2024 are payables to Melco International and its subsidiaries mainly arising from operating expenses, and are unsecured, non-interest
bearing and repayable on demand.